Distribution Date:	10/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	15		Attn: Stacey Ciarlanti	SSNotices@situsamc.com
Historical Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-21
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	22		Karlene Benvenuto	karlene.benvenuto@db.com
Historical Liquidated Loan Detail	23		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762TAA4	1.308000%	53,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762TAB2	3.085000%	142,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762TAC0	3.845000%	72,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762TAD8	3.960000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762TAE6	3.883502%	206,448,000.00	45,623,323.45	45,623,323.45	147,648.57	0.00	0.00	45,770,972.02	0.00	0.00%	30.00%
A-S	61762TAG1	4.083502%	49,239,000.00	49,239,000.00	12,776,514.56	167,556.31	0.00	0.00	12,944,070.87	36,462,485.44	71.58%	24.25%
B	61762TAH9	4.083502%	61,013,000.00	61,013,000.00	0.00	207,622.28	0.00	0.00	207,622.28	61,013,000.00	24.02%	17.13%
C	61762TAK2	4.083502%	34,253,000.00	34,253,000.00	0.00	588,589.34	0.00	3,442,977.81	588,589.34	30,810,022.19	0.00%	13.13%
D	61762TAN6	4.083502%	38,535,000.00	38,535,000.00	0.00	871,164.22	0.00	38,535,000.00	871,164.22	0.00	0.00%	8.63%
E	61762TAQ9	4.083502%	9,634,000.00	9,634,000.00	0.00	0.00	0.00	9,634,000.00	0.00	0.00	0.00%	7.50%
F	61762TAS5	4.083502%	8,563,000.00	8,563,000.00	0.00	0.00	0.00	8,563,000.00	0.00	0.00	0.00%	6.50%
G	61762TAU0	3.685000%	20,338,000.00	3,877,466.53	0.00	0.00	0.00	3,877,466.53	0.00	0.00	0.00%	4.13%
H	61762TAW6	3.685000%	10,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.87%
J	61762TAY2	3.685000%	24,576,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61762TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			856,326,747.00	250,737,789.98	58,399,838.01	1,982,580.72	0.00	64,052,444.34	60,382,418.73	128,285,507.63

X-A	61762TAF3	0.200000%	599,428,000.00	45,623,323.45	0.00	7,603.89	0.00	0.00	7,603.89	0.00
X-B	61762TAL0	0.398502%	55,661,746.00	3,877,466.53	0.00	1,287.65	0.00	0.00	1,287.65	0.00
Notional SubTotal			655,089,746.00	49,500,789.98	0.00	8,891.54	0.00	0.00	8,891.54	0.00

Deal Distribution Total					58,399,838.01	1,991,472.26	0.00	64,052,444.34	60,391,310.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762TAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762TAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762TAE6	220.99184032	220.99184032	0.71518528	0.00000000	0.00000000	0.00000000	0.00000000	221.70702559	0.00000000
A-S	61762TAG1	1,000.00000000	259.47957026	3.40291862	0.00000000	0.00000000	0.00000000	0.00000000	262.88248888	740.52042974
B	61762TAH9	1,000.00000000	0.00000000	3.40291872	0.00000000	0.00000000	0.00000000	0.00000000	3.40291872	1,000.00000000
C	61762TAK2	1,000.00000000	0.00000000	17.18358509	(13.78066651)	0.00000000	0.00000000	100.51609523	17.18358509	899.48390477
D	61762TAN6	1,000.00000000	0.00000000	22.60709018	(19.20417127)	41.32258233	0.00000000	1,000.00000000	22.60709018	0.00000000
E	61762TAQ9	1,000.00000000	0.00000000	0.00000000	3.40291883	124.50983600	0.00000000	1,000.00000000	0.00000000	0.00000000
F	61762TAS5	1,000.00000000	0.00000000	0.00000000	3.40291837	134.90310522	0.00000000	1,000.00000000	0.00000000	0.00000000
G	61762TAU0	190.65131921	0.00000000	0.00000000	0.58545826	58.42777166	0.00000000	190.65131921	0.00000000	0.00000000
H	61762TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
J	61762TAY2	0.00000000	0.00000000	0.00000000	0.00000000	14.28851484	0.00000000	0.00000000	0.00000000	0.00000000
R	61762TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762TAF3	76.11143198	0.00000000	0.01268524	0.00000000	0.00000000	0.00000000	0.00000000	0.01268524	0.00000000
X-B	61762TAL0	69.66124509	0.00000000	0.02313348	0.00000000	0.00000000	0.00000000	0.00000000	0.02313348	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/23 - 09/30/23	30	0.00	147,648.57	0.00	147,648.57	0.00	0.00	0.00	147,648.57	0.00
A-S	09/01/23 - 09/30/23	30	0.00	167,556.31	0.00	167,556.31	0.00	0.00	0.00	167,556.31	0.00
B	09/01/23 - 09/30/23	30	0.00	207,622.28	0.00	207,622.28	0.00	0.00	0.00	207,622.28	0.00
C	09/01/23 - 09/30/23	30	472,029.17	116,560.17	0.00	116,560.17	(472,029.17)	0.00	0.00	588,589.34	0.00
D	09/01/23 - 09/30/23	30	2,332,398.45	131,131.47	0.00	131,131.47	(740,032.74)	0.00	0.00	871,164.22	1,592,365.71
E	09/01/23 - 09/30/23	30	1,166,744.04	32,783.72	0.00	32,783.72	32,783.72	0.00	0.00	0.00	1,199,527.76
F	09/01/23 - 09/30/23	30	1,126,036.10	29,139.19	0.00	29,139.19	29,139.19	0.00	0.00	0.00	1,155,175.29
G	09/01/23 - 09/30/23	30	1,176,396.97	11,907.05	0.00	11,907.05	11,907.05	0.00	0.00	0.00	1,188,304.02
H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
J	N/A	N/A	351,165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	351,165.20
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/23 - 09/30/23	30	0.00	7,603.89	0.00	7,603.89	0.00	0.00	0.00	7,603.89	0.00
X-B	09/01/23 - 09/30/23	30	0.00	1,287.65	0.00	1,287.65	0.00	0.00	0.00	1,287.65	0.00
Totals			6,624,769.93	853,240.30	0.00	853,240.30	(1,138,231.95)	0.00	0.00	1,991,472.26	5,486,537.98

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	60,391,310.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	858,807.57	Master Servicing Fee	4,178.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	992.50
Interest Adjustments	493,843.62	Trustee Fee	73.13
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	104.47
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,352,651.19	Total Fees	5,567.26

Principal		Expenses/Reimbursements
Scheduled Principal	41,541,472.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,563,761.21	Special Servicing Fees (Monthly)	(644,388.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	(6,294,604.12)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	52,105,233.89	Total Expenses/Reimbursements	(6,938,992.45)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,991,472.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	58,399,838.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	60,391,310.27
Total Funds Collected	53,457,885.08	Total Funds Distributed	53,457,885.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	250,737,789.98	250,737,789.98	Beginning Certificate Balance	250,737,789.98
(-) Scheduled Principal Collections	41,541,472.68	41,541,472.68	(-) Principal Distributions	58,399,838.01
(-) Unscheduled Principal Collections	10,563,761.21	10,563,761.21	(-) Realized Losses	64,052,444.34
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	70,347,048.46
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(6,294,604.12)
(-) Realized Losses from Collateral	70,347,048.46	70,347,048.46	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	128,285,507.63	128,285,507.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	255,134,765.33	255,134,765.33	Ending Certificate Balance	128,285,507.63
Ending Actual Collateral Balance	128,978,329.44	128,978,329.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	6,294,604.12	0.00	UC / (OC) Change	0.00
Current Period Advances	(6,294,604.12)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	4	16,304,733.61	12.71%	(4)	3.9753	1.642347	1.30 or less	1	22,923,115.83	17.87%	(4)	3.9120	1.076900
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	1	36,971,948.26	28.82%	(3)	4.5500	1.389300
20,000,001 to 40,000,000	2	59,895,064.09	46.69%	(3)	4.3058	1.269738	1.41-1.50	1	1,387,141.73	1.08%	(3)	4.6560	1.450400
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 80,000,000	1	52,085,709.93	40.60%	(4)	3.9120	1.660196	1.61-1.70	4	67,003,301.81	52.23%	(4)	3.9120	1.660196
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01-2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11-2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	89,926,417.54	70.10%	(4)	3.9120	1.076900
							Mixed Use	1	36,971,948.26	28.82%	(3)	4.5500	1.389300
New Jersey	1	36,971,948.26	28.82%	(3)	4.5500	1.389300
							Retail	2	91,313,559.27	71.18%	(4)	3.9233	1.082574
Texas	1	1,387,141.73	1.08%	(3)	4.6560	1.450400
							Totals	3	128,285,507.63	100.00%	(4)	4.1039	1.475627
Totals	3	128,285,507.63	100.00%	(4)	4.1039	1.475627

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	5	89,926,417.64	70.10%	(4)	3.9120	1.511508	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	38,359,089.99	29.90%	(3)	4.5538	1.391509	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627	49 months or greater	7	128,285,507.63	100.00%	(4)	4.1039	1.475627
								Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	79 months or less	7	128,285,507.63	100.00%	(4)	4.1039	1.475627	230 months or less	1	1,387,141.73	1.08%	(3)	4.6560	1.450400
80 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 350 months	6	126,898,365.90	98.92%	(4)	4.0979	1.475903
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627	Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	67,003,301.81	52.23%	(4)	3.9120	1.660196	79 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	80-118 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	3	61,282,205.82	47.77%	(3)	4.3138	1.273827	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	128,285,507.63	100.00%	(4)	4.1039	1.475627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	1340373	RT	Clearwater	FL	Actual/360	3.912%	74,877.79	45,530.32	0.00	N/A	06/01/23	--	22,968,646.15	22,923,115.83	07/01/23
1B	453000180				Actual/360	3.912%	170,136.67	103,453.62	0.00	N/A	06/01/23	--	52,189,163.55	52,085,709.93	07/01/23
1C	453000182				Actual/360	3.912%	2,551.29	1,551.34	0.00	N/A	06/01/23	--	782,604.85	781,053.51	07/01/23
1D	453000184				Actual/360	3.912%	28,334.36	17,229.05	0.00	N/A	06/01/23	--	8,691,521.70	8,674,292.65	07/01/23
1E	453000186				Actual/360	3.912%	17,842.29	10,849.21	0.00	N/A	06/01/23	--	5,473,094.93	5,462,245.72	07/01/23
2	300681002	RT	Dublin	OH	Actual/360	3.564%	734,148.72	10,563,761.21	0.00	N/A	05/01/23	--	80,910,809.67	0.00	10/01/23
5	300681005	LO	Chicago	IL	Actual/360	5.200%	178,864.07	41,276,323.05	0.00	N/A	08/01/23	--	41,276,323.05	0.00	10/01/23
6	300681006	MU	Bridgewater	NJ	Actual/360	4.550%	140,493.22	81,209.11	0.00	N/A	07/01/23	--	37,053,157.37	36,971,948.26	08/01/23
38	300681038	RT	McAllen	TX	Actual/360	4.656%	5,402.78	5,326.98	0.00	N/A	07/01/23	--	1,392,468.71	1,387,141.73	06/01/23
Totals							1,352,651.19	52,105,233.89	0.00				250,737,789.98	128,285,507.63

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	9,620,174.36	5,250,711.68	01/01/23	06/30/23	03/13/23	8,251,607.01	54,417.52	119,903.76	360,045.99	0.00	0.00
1B	0.00	0.00	--	--	03/13/23	18,749,231.66	123,647.02	272,444.30	818,098.40	0.00	0.00
1C	0.00	0.00	--	--	03/13/23	281,154.90	1,854.15	4,085.45	12,267.80	0.00	0.00
1D	0.00	0.00	--	--	03/13/23	3,122,474.93	824,974.02	45,372.56	125,780.35	0.00	0.00
1E	0.00	0.00	--	--	03/13/23	1,966,238.15	512,711.60	28,571.32	85,794.24	0.00	0.00
2	7,627,289.55	2,419,364.50	01/01/23	06/30/23	--	0.00	3,224,727.02	0.00	0.00	0.00	(6,294,604.12)
5	10,471,136.25	11,472,201.25	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,048,630.72	1,058,069.06	01/01/23	03/31/23	--	0.00	0.00	220,888.70	442,146.39	103,342.95	0.00
38	183,738.00	93,375.00	01/01/23	06/30/23	--	0.00	0.00	10,699.18	42,824.13	0.00	0.00
Totals	32,950,968.88	20,293,721.49				32,370,706.65	4,742,331.33	701,965.27	1,886,957.30	103,342.95	(6,294,604.12)

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	300681002	10,563,761.21	DPO	0.00	0.00
Totals		10,563,761.21		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	0	0.00	6	89,926,417.64	0	0.00	0	0.00	0	0.00	1	10,563,761.21	4.103917%	3.826567%	(4)
09/15/23	0	0.00	0	0.00	0	0.00	6	171,015,840.85	0	0.00	0	0.00	0	0.00	0	0.00	4.110147%	3.874157%	(3)
08/17/23	0	0.00	0	0.00	0	0.00	6	171,184,096.18	0	0.00	0	0.00	0	0.00	0	0.00	4.110777%	3.874866%	(2)
07/17/23	0	0.00	0	0.00	0	0.00	6	171,351,786.63	0	0.00	0	0.00	0	0.00	1	4,983,141.36	4.234143%	4.028791%	(1)
06/16/23	0	0.00	0	0.00	0	0.00	6	171,717,854.95	0	0.00	0	0.00	0	0.00	2	24,081,049.83	4.352412%	4.203155%	1
05/17/23	0	0.00	3	76,513,029.50	2	14,271,422.38	6	172,064,932.15	0	0.00	0	0.00	0	0.00	2	6,132,484.32	4.366067%	4.245245%	2
04/17/23	3	76,661,214.97	0	0.00	3	95,767,574.74	1	81,468,512.39	0	0.00	0	0.00	0	0.00	1	1,930,942.38	4.377740%	4.258179%	3
03/17/23	0	0.00	0	0.00	3	95,972,989.41	1	81,647,928.50	0	0.00	0	0.00	0	0.00	0	0.00	4.383063%	4.263910%	4
02/17/23	0	0.00	3	76,964,524.02	3	96,206,667.44	1	81,851,031.04	0	0.00	0	0.00	0	0.00	0	0.00	4.383251%	4.264132%	5
01/18/23	3	77,102,891.11	0	0.00	3	96,410,721.81	1	82,029,276.79	0	0.00	0	0.00	0	0.00	1	3,691,057.25	4.383412%	4.264321%	6
12/16/22	3	77,240,793.65	0	0.00	3	96,614,144.17	1	82,206,977.18	0	0.00	0	0.00	0	0.00	0	0.00	4.424582%	4.310796%	7
11/18/22	0	0.00	0	0.00	3	96,826,631.61	1	82,392,265.75	0	0.00	0	0.00	0	0.00	0	0.00	4.424731%	4.310972%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	1340373	07/01/23	2	5	119,903.76	360,045.99	0.00	23,054,281.99	06/19/20	13		12/28/20
1B	453000180	07/01/23	2	5	272,444.30	818,098.40	227.50	52,383,744.58	06/19/20	13		12/28/20
1C	453000182	07/01/23	2	5	4,085.45	12,267.80	0.00	785,522.69	06/19/20	13		12/28/20
1D	453000184	07/01/23	2	5	45,372.56	125,780.35	0.00	8,723,927.01	06/19/20	13		12/28/20
1E	453000186	07/01/23	2	5	28,571.32	85,794.24	0.00	5,493,500.70	06/19/20	13		12/28/20
6	300681006	08/01/23	1	5	220,888.70	442,146.39	103,342.95	37,129,384.71	06/05/23	4
38	300681038	06/01/23	3	5	10,699.18	42,824.13	0.00	1,407,967.76	07/25/23	11
Totals					701,965.27	1,886,957.30	103,570.45	128,978,329.44
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		128,285,508	0	38,359,090		89,926,418
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	128,285,508	0	36,971,948	89,926,418	1,387,142	0
Sep-23	250,737,790	41,276,323	37,053,157	0	172,408,310	0
Aug-23	251,129,901	41,418,825	0	0	209,711,076	0
Jul-23	292,621,448	82,661,646	0	0	209,959,802	0
Jun-23	428,185,286	256,467,431	0	0	171,717,855	0
May-23	459,641,442	287,576,510	0	76,513,030	95,551,903	0
Apr-23	466,913,160	294,484,370	76,661,215	0	95,767,575	0
Mar-23	469,928,583	373,955,593	0	0	95,972,989	0
Feb-23	471,180,370	298,009,179	0	76,964,524	96,206,667	0
Jan-23	472,255,925	298,742,312	77,102,891	0	96,410,722	0
Dec-22	502,226,864	328,371,926	77,240,794	0	96,614,144	0
Nov-22	503,415,999	406,589,367	0	0	96,826,632	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	1340373	22,923,115.83	23,054,281.99	108,000,000.00	09/14/22	10,588,451.73	1.19520	06/30/23	06/01/23	237
1B	453000180	52,085,709.93	52,383,744.58	108,000,000.00	09/14/22	5,839,028.31	1.66020	06/30/23	06/01/23	237
1C	453000182	781,053.51	785,522.69	108,000,000.00	09/14/22	87,559.38	1.66020	06/30/23	06/01/23	237
1D	453000184	8,674,292.65	8,723,927.01	108,000,000.00	09/14/22	972,424.92	1.66020	06/30/23	06/01/23	237
1E	453000186	5,462,245.72	5,493,500.70	108,000,000.00	09/14/22	612,340.81	1.66020	06/30/23	06/01/23	237
2	300681002	0.00	-	29,190,000.00	02/17/23	4,878,828.96	0.71260	06/30/23	05/01/23	237
6	300681006	36,971,948.26	37,129,384.71	46,000,000.00	09/01/23	4,291,057.85	1.59080	03/31/23	07/01/23	237
38	300681038	1,387,141.73	1,407,967.76	2,750,000.00	03/12/13	188,297.65	1.45040	06/30/23	07/01/23	176
Totals		128,285,507.63	128,978,329.44	617,940,000.00		27,457,989.61

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A	1340373	RT	FL	06/19/20	13

09/13/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working withtenants on outst anding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additi onal leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland is analyzing offers to determine how to move forward

	with the sale of the property.

1B	453000180	Various	Various	06/19/20	13

09/13/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working withtenants on outst anding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additi onal leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland is analyzing offers to determine how to move forward

	with the sale of the property.

1C	453000182	Various	Various	06/19/20	13

09/13/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months duet o COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointmentof JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working withtenants on outstan ding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing addition al leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland is analyzing offers to determine how to move forward

	with the sale of the property.

1D	453000184	Various	Various	06/19/20	13

09/13/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working withtenants on outst anding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additi onal leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland is analyzing offers to determine how to move forward

	with the sale of the property.

1E	453000186	Various	Various	06/19/20	13

09/13/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working withtenants on outst anding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additi onal leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland is analyzing offers to determine how to move forward

	with the sale of the property.

2	300681002	RT	OH	07/08/20	13

10/05/2023 Loan transferred to Special Servicing on 7/8/2020 for default of its 5/1/2020 payment. The loan is secured by a 385,057 sf portion of a 1.1 million sf super regional mall in Dublin, OH, a suburb of Columbus. Legal counsel was engaged and the court appointed a receiver on 01/14/2021. The receiver worked to stabilize the property and prepare it for a receivership sale. The property was marketed by JLL, the purchase was awarded to the highest bidder, and closing

	occurred on 09/20/2023. Sales proceeds are in the process of being posted as a discounted payoff of the loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	300681006	MU	NJ	06/05/23	4

09/15/2023 - Loan transferred to Special Servicing on 6/1/2023 for imminent maturity default. The loan matured on 7/1/2023. The Special Servicer is trapping the cash from the lockbox account and working with the Borrower on an extension proposal. The Subj ect Property Bridgewater Campus is an 8-building campus of mixed-use properties consisting of 446,649 sf, constructed mostly between 1956-1962. Local counsel has been engaged and an appraisal has been ordered.

38	300681038	RT	TX	07/25/23	11

10/06/2023 - New asset received by Special Servicing on 7/25/2023 due to a maturity default effective 7/2/2023. Collateral consists of single tenant single retail property in McAllen Texas. Borrower has been contacted and sent default notice and pre-negot iation letter but have not returned them as they are having counsel look over them. Borrower has requested to move forward with a full payoff, but counsel has been retained to concurrently move forward with receivership or foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
29	300681029	0.00	5.14000%	0.00	5.14000%	10	06/16/20	04/01/20	07/13/20
36	300681036	0.00	5.20500%	0.00	5.20500%	9	03/19/21	07/01/20	07/12/21
36	300681036	0.00	5.20500%	0.00	5.20500%	9	06/04/21	07/01/20	07/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	300681002 10/17/23	80,910,809.67	29,190,000.00	18,405,590.24	7,841,829.03	18,405,590.24	10,563,761.21	70,347,048.46	0.00	0.00	70,347,048.46	74.04%
3	300681003 11/19/18	58,613,585.93	0.00	18,013,880.13	5,505,231.42	18,013,880.13	12,508,648.71	46,104,937.22	0.00	615,261.33	45,489,675.89	53.51%
22	300681022 02/15/19	8,251,983.11	12,900,000.00	9,853,194.84	430,709.84	9,853,194.84	9,422,485.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		80,910,809.67	29,190,000.00	18,405,590.24	7,841,829.03	18,405,590.24	10,563,761.21	70,347,048.46	0.00	0.00	70,347,048.46
Cumulative Totals		147,776,378.71	42,090,000.00	46,272,665.21	13,777,770.29	46,272,665.21	32,494,894.92	116,451,985.68	0.00	615,261.33	115,836,724.35

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/15/19	0.00	10,576.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	300681002	10/17/23	0.00	0.00	70,347,048.46	0.00	0.00	70,347,048.46	0.00	(6,294,604.12)	64,052,444.34
3	300681003	02/18/20	0.00	0.00	45,489,675.89	0.00	0.00	(55,536.33)	0.00	0.00	45,489,675.89
		12/17/19	0.00	0.00	45,545,212.22	0.00	0.00	(64,725.00)	0.00	0.00
		07/17/19	0.00	0.00	45,609,937.22	0.00	0.00	(495,000.00)	0.00	0.00
		11/19/18	0.00	0.00	46,104,937.22	0.00	0.00	46,104,937.22	0.00	0.00
22	300681022	02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	70,347,048.46	0.00	0.00	70,347,048.46	0.00	(6,294,604.12)	64,052,444.34
Cumulative Totals			0.00	10,576.45	115,836,724.35	0.00	0.00	115,836,724.35	0.00	(6,294,604.12)	109,542,120.23

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	4,785.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	10,872.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	163.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	1,810.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	1,140.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	(493,843.62)	0.00	(671,169.71)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,719.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	290.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(493,843.62)	0.00	(644,388.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,138,231.95)

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26